                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ____________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                        Toronto, Ontario   November 10, 2010
-------------------------------------   ----------------   -----------------
[Signature]                               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            88
Form 13F Information Table Value Total: $3,712,898.92
                                           (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

1     28-_________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                                                VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER   --------------------------------
NAME OF ISSUER       TITLE OF CLASS    CUSIP   (X1000)    PRN AMT    PRN CALL DISCRETION MANAGERS     SOLE     SHARED    NONE
-------------------- --------------- --------- ------- ------------- --- ---- ---------- -------- ------------ ------ -----------
3M COMPANY           COMMON          88579Y101  47,777    551,000.00          DEFINED                                   551,000.00
3M COMPANY           COMMON          88579Y101  94,072  1,084,900.00          SOLE                  921,100.00          163,800.00
AMERICAN EXPRESS CO  COMMON          025816109   3,804     90,500.00          DEFINED                                    90,500.00
AMERICAN EXPRESS CO  COMMON          025816109   8,868    211,000.00          SOLE                  177,000.00           34,000.00
APACHE CORP          COMMON          037411105  40,282    412,055.00          DEFINED                                   412,055.00
APACHE CORP          COMMON          037411105  81,185    830,450.00          SOLE                  748,450.00           82,000.00
BECTON DICKINSON     COMMON          075887109  29,459    397,560.00          DEFINED                                   397,560.00
BECTON DICKINSON     COMMON          075887109  56,234    758,900.00          SOLE                  649,600.00          109,300.00
BEMIS INC            COMMON          081437105  23,771    748,700.00          DEFINED                                   748,700.00
BEMIS INC            COMMON          081437105  43,040  1,355,580.00          SOLE                1,138,380.00          217,200.00
BERKSHIRE HATHAWAY   CLASS B         084670702  29,801    360,440.00          DEFINED                                   360,440.00
BERKSHIRE HATHAWAY   CLASS B         084670702  68,257    825,560.00          SOLE                  696,160.00          129,400.00
BROWN FORMAN CORP    CLASS B         115637209  11,970    194,200.00          DEFINED                                   194,200.00
BROWN FORMAN CORP    CLASS B         115637209   2,876     46,650.00          SOLE                   46,650.00                  --
CARNIVAL CORP        COMMON          143658300  39,254  1,027,325.00          DEFINED                                 1,027,325.00
CARNIVAL CORP        COMMON          143658300  84,587  2,213,734.00          SOLE                1,867,428.00          346,306.00
COCA-COLA CO         COMMON          191216100  33,248    568,140.00          DEFINED                                   568,140.00
COCA-COLA CO         COMMON          191216100  45,107    770,800.00          SOLE                  666,800.00          104,000.00
CRANE CO             COMMON          224399105   9,373    247,050.00          DEFINED                                   247,050.00
CRANE CO             COMMON          224399105  18,511    487,900.00          SOLE                  413,590.00           74,310.00
DENTSPLY INTL INC    COMMON          249030107   4,223    132,100.00          DEFINED                                   132,100.00
DENTSPLY INTL INC    COMMON          249030107   6,266    196,000.00          SOLE                  168,900.00           27,100.00
EAGLE MATERIALS      COMMON          26969P108   4,960    209,300.00          DEFINED                                   209,300.00
EAGLE MATERIALS      COMMON          26969P108   9,175    387,126.00          SOLE                  325,426.00           61,700.00
FORTUNE BRANDS INC   COMMON          349631101  25,787    523,800.00          DEFINED                                   523,800.00
FORTUNE BRANDS INC   COMMON          349631101   6,134    124,600.00          SOLE                  124,600.00                  --
GANNETT INC          COMMON          364730101  16,202  1,324,750.00          DEFINED                                 1,324,750.00
GANNETT INC          COMMON          364730101  18,803  1,537,410.00          SOLE                1,339,620.00          197,790.00
GRANITE CONSTR INC   COMMON          387328107   7,359    323,600.00          DEFINED                                   323,600.00
GRANITE CONSTR INC   COMMON          387328107   7,973    350,600.00          SOLE                  315,700.00           34,900.00
HARLEY DAVIDSON INC  COMMON          412822108   2,302     80,950.00          DEFINED                                    80,950.00
HARLEY DAVIDSON INC  COMMON          412822108   9,143    321,500.00          SOLE                  269,500.00           52,000.00
HEARTLAND EXPRESS IN COMMON          422347104   7,979    536,572.00          DEFINED                                   536,572.00
HEARTLAND EXPRESS IN COMMON          422347104   1,576    105,973.00          SOLE                  105,973.00                  --
HOME DEPOT INC       COMMON          437076102   7,158    225,950.00          DEFINED                                   225,950.00
HOME DEPOT INC       COMMON          437076102  18,856    595,200.00          SOLE                  495,600.00           99,600.00
HUBBELL INC          CLASS B         443510201  18,631    367,120.00          DEFINED                                   367,120.00
HUBBELL INC          CLASS B         443510201  39,169    771,800.00          SOLE                  635,800.00          136,000.00
INTEL CORP           COMMON          458140100  17,378    905,115.00          DEFINED                                   905,115.00
INTEL CORP           COMMON          458140100  34,367  1,789,970.00          SOLE                1,512,820.00          277,150.00
JOHNSON & JOHNSON    COMMON          478160104  47,751    770,670.00          DEFINED                                   770,670.00
JOHNSON & JOHNSON    COMMON          478160104 105,598  1,704,300.00          SOLE                1,442,400.00          261,900.00
LENNAR CORP          CLASS B         526057302   5,700    462,650.00          DEFINED                                   462,650.00
LENNAR CORP          CLASS B         526057302   1,214     98,558.00          SOLE                   98,558.00                  --
LIZ CLAIBORNE INC    COMMON          539320101   4,273    702,800.00          DEFINED                                   702,800.00
LIZ CLAIBORNE INC    COMMON          539320101     997    163,950.00          SOLE                  163,950.00                  --
MARKEL CORP          COMMON          570535104  54,637    158,557.00          DEFINED                                   158,557.00

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                           FORM 13F INFORMATION TABLE

MARKEL CORP          COMMON          570535104 115,593    335,450.00          SOLE                  284,084.00           51,366.00
MARTIN MARIETTA MATL COMMON          573284106   5,696     74,000.00          DEFINED                                    74,000.00
MARTIN MARIETTA MATL COMMON          573284106  12,377    160,800.00          SOLE                  136,500.00           24,300.00
MDU RES GROUP INC    COMMON          552690109  27,870  1,397,000.00          DEFINED                                 1,397,000.00
MDU RES GROUP INC    COMMON          552690109  32,489  1,628,500.00          SOLE                1,416,000.00          212,500.00
MERCK & CO INC       COMMON          58933Y105  42,927  1,166,175.00          DEFINED                                 1,166,175.00
MERCK & CO INC       COMMON          58933Y105  80,890  2,197,500.00          SOLE                1,865,900.00          331,600.00
MICROSOFT CORP       COMMON          594918104  28,499  1,163,702.00          DEFINED                                 1,163,702.00
MICROSOFT CORP       COMMON          594918104  44,026  1,797,700.00          SOLE                1,539,700.00          258,000.00
NABORS INDS LTD      COMMON          G6359F103  24,863  1,376,700.00          DEFINED                                 1,376,700.00
NABORS INDS LTD      COMMON          G6359F103  46,374  2,567,800.00          SOLE                2,193,100.00          374,700.00
PETROLEO BRASILEIRO  ADR(2 ORD SHRS) 71654V408 216,825  5,978,078.00          SOLE                5,589,178.00          388,900.00
PFIZER INC           COMMON          717081103  43,386  2,526,830.00          DEFINED                                 2,526,830.00
PFIZER INC           COMMON          717081103  79,488  4,629,480.00          SOLE                3,931,660.00          697,820.00
POSCO                ADR(0.25 ORD
                     SHRS)           693483109  80,822    709,088.00          SOLE                  664,788.00           44,300.00
PROCTER & GAMBLE CO  COMMON          742718109  37,642    627,684.00          DEFINED                                   627,684.00
PROCTER & GAMBLE CO  COMMON          742718109  73,985  1,233,700.00          SOLE                1,045,000.00          188,700.00
RYANAIR HLDGS        SP ADR (5 ORD)  783513104 210,633  6,836,510.00          SOLE                6,397,710.00          438,800.00
SAMSUNG ELECTRS LTD  GDR 144A
                     (0.5 ORD)       796050888 274,679    806,183.00          SOLE                  751,613.00           54,570.00
SIGNET               ORD USD0.18     B3C9VJ1   187,890  5,919,674.00          SOLE                5,502,197.00          417,477.00
SIMPSON MANUFACTURIN COMMON          829073105   3,439    133,400.00          DEFINED                                   133,400.00
SIMPSON MANUFACTURIN COMMON          829073105     905     35,100.00          SOLE                   35,100.00                  --
SK TELECOM CO LTD    ADR(1/9 ORD)    78440P108 174,909 10,011,989.00          SOLE                9,391,589.00          620,400.00
SYSCO CORP           COMMON          871829107  23,492    823,700.00          DEFINED                                   823,700.00
SYSCO CORP           COMMON          871829107  37,142  1,302,300.00          SOLE                1,108,600.00          193,700.00
TELLABS INC          COMMON          879664100  26,275  3,526,850.00          DEFINED                                 3,526,850.00
TELLABS INC          COMMON          879664100  41,234  5,534,800.00          SOLE                4,684,952.00          849,848.00
TIDEWATER INC        COMMON          886423102  35,720    797,150.00          DEFINED                                   797,150.00
TIDEWATER INC        COMMON          886423102  64,558  1,440,700.00          SOLE                1,226,600.00          214,100.00
TIFFANY & CO         COMMON          886547108   2,218     47,200.00          DEFINED                                    47,200.00
TIFFANY & CO         COMMON          886547108     550     11,700.00          SOLE                   11,700.00                  --
UNITED TECHNOLOGIES  COMMON          913017109  10,001    140,400.00          DEFINED                                   140,400.00
UNITED TECHNOLOGIES  COMMON          913017109  23,485    329,700.00          SOLE                  272,000.00           57,700.00
WALGREEN CO          COMMON          931422109  39,724  1,185,800.00          DEFINED                                 1,185,800.00
WALGREEN CO          COMMON          931422109  76,266  2,276,600.00          SOLE                1,937,100.00          339,500.00
WALT DISNEY CO       COMMON          254687106  12,088    365,100.00          DEFINED                                   365,100.00
WALT DISNEY CO       COMMON          254687106  30,382    917,600.00          SOLE                  771,700.00          145,900.00
WASHINGTON FED INC   COMMON          938824109  22,810  1,492,800.00          DEFINED                                 1,492,800.00
WASHINGTON FED INC   COMMON          938824109  52,847  3,458,575.00          SOLE                2,925,595.00          532,980.00
WELLS FARGO & CO     COMMON          949746101  37,105  1,476,512.00          DEFINED                                 1,476,512.00
WELLS FARGO & CO     COMMON          949746101  75,708  3,012,660.00          SOLE                2,581,360.00          431,300.00
                                                       -------------
                                                        3,712,898.92